Cash	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash
3.	Cash

Cash consist of cash on hand, cash in banks, which are unrestricted as to withdrawal or use, and have insignificant risk of changes in value. Cash is denominated in the following currencies:

	As of June 30, 2025	As of December 31, 2024

RMB	$18,926	$21,731
HKD	244	263
SGD	2	-
USD	3,401	4,718
Total	$22,573	$26,712

*	represents amount less than $1,000.